Note 16 - Basic and Diluted Net Income Per Common Share (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Thousands of Yen
	2016	2017	2018
Numerator:
Net income attributable to Internet Initiative Japan Inc. ― basic and diluted	¥4,038,282	¥3,166,510	¥5,108,949
	Number of Shares
	2016	2017	2018
Denominator:
Weighted-average common shares outstanding ― basic	45,950,098	45,652,981	45,062,878
Dilutive effect of stock options	93,285	119,489	152,808
Weighted-average common shares outstanding ― diluted	46,043,383	45,772,470	45,215,686
	Yen
	2016	2017	2018
Basic net income attributable to Internet Initiative Japan Inc. per common share	¥87.88	¥69.36	¥113.37

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥87.71	¥69.18	¥112.99